6. Loan Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable

Loans receivable	2018	2017

An unrelated party (Interest-free)	$184,879	$65,850
An unrelated party (12% interest bearing)	289,287	258,434
An unrelated party (5% interest bearing)	226,273	-
Total	$700,439	$324,284

Loan interest earned and accrued	$39,337	$2,023